UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:  BlackRock FundsSM
BlackRock China A Opportunities Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock FundsSM, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2025

Date of reporting period: 04/30/2025

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

BlackRock China A Opportunities Fund

Institutional Shares | CHILX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about BlackRock China A Opportunities Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$48	0.99%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	Since Fund Inception
Institutional Shares ...
	(3.40)%	5.82%	2.54%	7.59%
MSCI China A Onshore Index...
	(5.57)	6.43	0.87	5.43

The Fund commenced operations on December 27, 2018.

Key Fund statistics

Net Assets...
$15,294,154
Number of Portfolio Holdings...
145
Portfolio Turnover Rate...
98%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Sector allocation

Ten largest holdings

SectorFootnote Reference(a)	Percent of Net Assets
Financials...
22.2%
Information Technology...
20.5
Materials...
12.0
Industrials...
11.9
Consumer Discretionary...
10.2
Consumer Staples...
8.9
Health Care...
8.0
Utilities...
1.9
Communication Services...
1.4
Energy...
0.7
Real Estate...
0.5
Short-Term Securities...
2.0
Liabilities in Excess of Other Assets...
(0.2)
SecurityFootnote Reference(b)	Percent of Net Assets
China Merchants Bank Co. Ltd., Class A...
4.1%
Contemporary Amperex Technology Co. Ltd., Class A...
4.0
Ping An Insurance Group Co. of China Ltd., Class A...
3.9
Kweichow Moutai Co. Ltd., Class A...
3.7
Wuliangye Yibin Co. Ltd., Class A...
3.0
BYD Co. Ltd., Class A...
2.8
Midea Group Co. Ltd., Class A...
2.7
Shanghai Pudong Development Bank Co. Ltd., Class A...
2.4
Huatai Securities Co. Ltd., Class A...
2.3
Zhejiang NHU Co. Ltd., Class A...
2.3
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Footnote(b)	Excludes short-term securities.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock China A Opportunities Fund

Institutional Shares | CHILX

Semi-Annual Shareholder Report — April 30, 2025

CHILX-04/25-SAR

BlackRock China A Opportunities Fund

Class K Shares | CHKLX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about BlackRock China A Opportunities Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$46	0.94%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	Since Fund Inception
Class K Shares ...
	(3.44)%	5.87%	2.59%	7.63%
MSCI China A Onshore Index...
	(5.57)	6.43	0.87	5.43

The Fund commenced operations on December 27, 2018.

Key Fund statistics

Net Assets...
$15,294,154
Number of Portfolio Holdings...
145
Portfolio Turnover Rate...
98%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Sector allocation

Ten largest holdings

SectorFootnote Reference(a)	Percent of Net Assets
Financials...
22.2%
Information Technology...
20.5
Materials...
12.0
Industrials...
11.9
Consumer Discretionary...
10.2
Consumer Staples...
8.9
Health Care...
8.0
Utilities...
1.9
Communication Services...
1.4
Energy...
0.7
Real Estate...
0.5
Short-Term Securities...
2.0
Liabilities in Excess of Other Assets...
(0.2)
SecurityFootnote Reference(b)	Percent of Net Assets
China Merchants Bank Co. Ltd., Class A...
4.1%
Contemporary Amperex Technology Co. Ltd., Class A...
4.0
Ping An Insurance Group Co. of China Ltd., Class A...
3.9
Kweichow Moutai Co. Ltd., Class A...
3.7
Wuliangye Yibin Co. Ltd., Class A...
3.0
BYD Co. Ltd., Class A...
2.8
Midea Group Co. Ltd., Class A...
2.7
Shanghai Pudong Development Bank Co. Ltd., Class A...
2.4
Huatai Securities Co. Ltd., Class A...
2.3
Zhejiang NHU Co. Ltd., Class A...
2.3
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Footnote(b)	Excludes short-term securities.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock China A Opportunities Fund

Class K Shares | CHKLX

Semi-Annual Shareholder Report — April 30, 2025

CHKLX-04/25-SAR

(b) Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report.
Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report.

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report.

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies
(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
April 30, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Funds
SM
BlackRock China A Opportunities Fund

Table of Contents
Page

Derivative Financial Instruments

Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
April 30, 2025
BlackRock China A Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Air Freight & Logistics — 0.8%
SF Holding Co. Ltd. , Class A ............. 20,300 $ 121,521
Automobile Components — 2.1%
Autel Intelligent Technology Corp. Ltd. , Class A . 40,909 235,093
Fuyao Glass Industry Group Co. Ltd. , Class A .. 8,600 68,747
Huayu Automotive Systems Co. Ltd. , Class A .. 7,600 18,640
322,480
Automobiles — 2.8%
BYD Co. Ltd. , Class A .................. 8,900 432,784
Banks — 10.1%
Agricultural Bank of China Ltd. , Class A ...... 203,300 151,611
Bank of Communications Co. Ltd. , Class A .... 13,588 13,969
Bank of Jiangsu Co. Ltd. , Class A .......... 13,500 18,882
Bank of Nanjing Co. Ltd. , Class A .......... 8,000 11,471
China Merchants Bank Co. Ltd. , Class A ..... 111,850 627,235
Huaxia Bank Co. Ltd. , Class A ............ 56,200 56,248
Industrial & Commercial Bank of China Ltd. ,
Class A ......................... 16,800 16,198
Industrial Bank Co. Ltd. , Class A ........... 48,300 138,789
Ping An Bank Co. Ltd. , Class A ............ 93,300 140,149
Shanghai Pudong Development Bank Co. Ltd. ,
Class A ......................... 241,729 364,345
1,538,897
Beverages — 6.7%
Kweichow Moutai Co. Ltd. , Class A ......... 2,624 558,571
Wuliangye Yibin Co. Ltd. , Class A .......... 26,325 466,165
1,024,736
Biotechnology — 0.5%
(a)
BeiGene Ltd. , Class A .................. 1,203 43,330
CanSino Biologics, Inc. , Class A ........... 4,304 33,744
77,074
Broadline Retail — 0.1%
Dashang Co. Ltd. , Class A ............... 700 2,412
Wangfujing Group Co. Ltd. , Class A ........ 9,200 17,666
20,078
Capital Markets — 7.6%
China Galaxy Securities Co. Ltd. , Class A .... 11,300 24,299
China International Capital Corp. Ltd. , Class A . 4,600 20,763
China Merchants Securities Co. Ltd. , Class A .. 13,400 30,286
CITIC Securities Co. Ltd. , Class A .......... 26,125 89,968
East Money Information Co. Ltd. , Class A ..... 75,000 212,552
GF Securities Co. Ltd. , Class A ........... 13,500 28,981
Guotai Haitong Securities Co. Ltd. , Class A ... 9,900 23,507
Hithink RoyalFlush Information Network Co. Ltd. ,
Class A ......................... 488 17,299
Huatai Securities Co. Ltd. , Class A ......... 162,100 358,302
SDIC Capital Co. Ltd. , Class A ............ 28,000 26,357
SooChow Securities Co. Ltd. , Class A ....... 302,000 324,784
1,157,098
Chemicals — 5.1%
Bluestar Adisseo Co. , Class A ............ 11,900 15,709
Satellite Chemical Co. Ltd. , Class A ........ 4,929 12,312
Shenzhen Dynanonic Co. Ltd. , Class A
(a)
..... 6,500 25,012
Yunnan Yuntianhua Co. Ltd. , Class A ....... 40,507 124,489
Zhejiang Longsheng Group Co. Ltd. , Class A .. 188,600 254,690
Zhejiang NHU Co. Ltd. , Class A ........... 114,900 349,626
781,838
Security
Shares
Shares Value
Communications Equipment — 2.3%
Shenzhen Sunway Communication Co. Ltd. ,
Class A ......................... 13,700 $ 37,638
Yealink Network Technology Corp. Ltd. , Class A 43,504 198,808
ZTE Corp. , Class A ................... 26,826 118,340
354,786
Construction & Engineering — 0.8%
China National Chemical Engineering Co. Ltd. ,
Class A ......................... 106,400 110,503
Power Construction Corp. of China Ltd. , Class A 23,100 15,006
125,509
Construction Materials — 1.3%
Anhui Conch Cement Co. Ltd. , Class A ...... 61,190 202,589
Consumer Staples Distribution & Retail — 0.1%
Shanghai Bailian Group Co. Ltd. , Class A ..... 13,600 17,907
Electrical Equipment — 7.0%
Contemporary Amperex Technology Co. Ltd. ,
Class A ......................... 19,250 614,971
Goldwind Science & Technology Co. Ltd. , Class
A ............................. 67,000 80,653
NARI Technology Co. Ltd. , Class A ......... 26,700 81,396
Pylon Technologies Co. Ltd. , Class A ........ 14,895 84,068
Qingdao TGOOD Electric Co. Ltd. , Class A ... 7,599 24,191
Sunwoda Electronic Co. Ltd. , Class A ....... 37,700 98,513
Suzhou Recodeal Interconnect System Co. Ltd. ,
Class A ......................... 6,769 46,078
Zhejiang Huayou Cobalt Co. Ltd. , Class A .... 2,107 9,821
Zhuhai CosMX Battery Co. Ltd. , Class A ..... 20,710 36,198
1,075,889
Electronic Equipment, Instruments & Components — 8.7%
Appotronics Corp. Ltd. , Class A ........... 4,997 9,692
Avary Holding Shenzhen Co. Ltd. , Class A .... 17,300 68,283
BOE Technology Group Co. Ltd. , Class A ..... 509,900 269,443
China Railway Signal & Communication Corp.
Ltd. , Class A ...................... 260,599 182,475
Chongqing Chuanyi Automation Co. Ltd. , Class A 5,100 14,319
GoerTek, Inc. , Class A ................. 17,100 49,974
Luxshare Precision Industry Co. Ltd. , Class A .. 19,570 83,230
Quectel Wireless Solutions Co. Ltd. , Class A .. 4,300 44,546
Shengyi Electronics Co. Ltd. , Class A
(a)
...... 12,007 42,978
Shengyi Technology Co. Ltd. , Class A ....... 5,700 19,111
Shennan Circuits Co. Ltd. , Class A ......... 3,925 59,167
Shenzhen JPT Opto-Electronics Co. Ltd. , Class A 1,196 8,041
Shenzhen Kinwong Electronic Co. Ltd. , Class A 5,800 22,290
Shenzhen Sunlord Electronics Co. Ltd. , Class A 26,300 100,878
Tianma Microelectronics Co. Ltd. , Class A
(a)
... 220,536 242,099
Universal Scientific Industrial Shanghai Co. Ltd. ,
Class A ......................... 14,300 27,287
WUS Printed Circuit Kunshan Co. Ltd. , Class A . 17,700 68,425
Zhejiang Crystal-Optech Co. Ltd. , Class A .... 5,888 15,944
1,328,182
Energy Equipment & Services — 0.2%
China Petroleum Engineering Corp. , Class A .. 45,500 19,158
Offshore Oil Engineering Co. Ltd. , Class A .... 19,300 14,102
33,260
Entertainment — 0.4%
37 Interactive Entertainment Network Technology
Group Co. Ltd. , Class A .............. 7,000 14,615
G-bits Network Technology Xiamen Co. Ltd. ,
Class A ......................... 1,300 42,702
57,317

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock China A Opportunities Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products — 2.1%
Foshan Haitian Flavouring & Food Co. Ltd. ,
Class A ......................... 4,300 $ 24,806
Inner Mongolia Yili Industrial Group Co. Ltd. ,
Class A ......................... 57,690 236,187
Muyuan Foods Co. Ltd. , Class A ........... 4,100 22,380
Sichuan Teway Food Group Co. Ltd. , Class A .. 20,700 31,950
315,323
Health Care Equipment & Supplies — 0.8%
Shenzhen Mindray Bio-Medical Electronics Co.
Ltd. , Class A ...................... 4,197 126,826
Household Durables — 5.1%
Gree Electric Appliances, Inc. of Zhuhai , Class A 22,815 143,038
Haier Smart Home Co. Ltd. , Class A ........ 62,600 213,792
Hisense Visual Technology Co. Ltd. , Class A .. 2,200 7,213
Midea Group Co. Ltd. , Class A ............ 40,500 410,266
Zhejiang Supor Co. Ltd. , Class A .......... 800 6,190
780,499
Independent Power and Renewable Electricity Producers — 1.8%
China Yangtze Power Co. Ltd. , Class A ...... 69,200 280,765
Insurance — 4.6%
China Pacific Insurance Group Co. Ltd. , Class A 2,100 8,624
People's Insurance Co. Group of China Ltd.
(The) , Class A ..................... 104,400 101,419
Ping An Insurance Group Co. of China Ltd. ,
Class A ......................... 84,840 592,322
702,365
Life Sciences Tools & Services — 0.6%
WuXi AppTec Co. Ltd. , Class A ............ 11,200 91,328
Machinery — 2.6%
China International Marine Containers Group Co.
Ltd. , Class A ...................... 28,300 29,424
CRRC Corp. Ltd. , Class A ............... 12,090 11,669
Henan Thinker Automatic Equipment Co. Ltd. ,
Class A ......................... 8,900 31,605
Weichai Power Co. Ltd. , Class A ........... 105,200 220,455
Yutong Bus Co. Ltd. , Class A ............. 13,700 50,585
Zhengzhou Coal Mining Machinery Group Co.
Ltd. , Class A ...................... 27,300 56,148
399,886
Metals & Mining — 5.6%
Baoshan Iron & Steel Co. Ltd. , Class A ...... 113,210 106,405
CMOC Group Ltd. , Class A .............. 262,800 255,898
Shandong Nanshan Aluminum Co. Ltd. , Class A 643,200 323,202
Zijin Mining Group Co. Ltd. , Class A ........ 67,900 163,576
849,081
Oil, Gas & Consumable Fuels — 0.5%
Guanghui Energy Co. Ltd. , Class A ......... 12,600 10,041
PetroChina Co. Ltd. , Class A ............. 57,300 63,009
73,050
Pharmaceuticals — 6.1%
Asymchem Laboratories Tianjin Co. Ltd. , Class A 1,600 18,021
Changchun High-Tech Industry Group Co. Ltd. ,
Class A
(a)
........................ 12,214 147,776
Dong-E-E-Jiao Co. Ltd. , Class A ........... 31,200 233,269
Jiangsu Hengrui Pharmaceuticals Co. Ltd. , Class
A ............................. 7,377 51,797
Jiangzhong Pharmaceutical Co. Ltd. , Class A .. 12,100 38,117
KPC Pharmaceuticals, Inc. , Class A ........ 6,400 13,473
Livzon Pharmaceutical Group, Inc. , Class A ... 13,400 63,727
Tasly Pharmaceutical Group Co. Ltd. , Class A .. 8,400 17,591
Security
Shares
Shares Value
Pharmaceuticals (continued)
Youcare Pharmaceutical Group Co. Ltd. , Class A 1,290 $ 2,930
Yunnan Baiyao Group Co. Ltd. , Class A ...... 44,321 349,140
935,841
Professional Services — 0.1%
Centre Testing International Group Co. Ltd. ,
Class A ......................... 10,200 15,667
Real Estate Management & Development — 0.5%
China Merchants Property Operation & Service
Co. Ltd. , Class A ................... 12,600 20,443
Youngor Fashion Co. Ltd. , Class A ......... 51,100 52,689
73,132
Semiconductors & Semiconductor Equipment — 5.0%
Advanced Micro-Fabrication Equipment, Inc.
China , Class A .................... 5,031 130,481
Cambricon Technologies Corp. Ltd. , Class A
(a)
. 291 28,225
China Wafer Level CSP Co. Ltd. , Class A ..... 14,892 58,881
Espressif Systems Shanghai Co. Ltd. , Class A . 983 29,576
GigaDevice Semiconductor, Inc. , Class A
(a)
.... 1,900 33,677
Hongyuan Green Energy Co. Ltd. .......... 9,592 18,755
Hygon Information Technology Co. Ltd. , Class A 782 16,017
JCET Group Co. Ltd. , Class A ............ 45,300 208,504
Montage Technology Co. Ltd. , Class A ....... 3,372 35,665
NAURA Technology Group Co. Ltd. , Class A ... 100 6,213
Rockchip Electronics Co. Ltd. ............ 1,300 30,582
Shanghai Bright Power Semiconductor Co. Ltd. ,
Class A ......................... 1,504 20,541
Trina Solar Co. Ltd. , Class A ............. 70,173 126,554
Wuxi Chipown Micro-Electronics Ltd. , Class A .. 3,166 24,121
767,792
Software — 2.3%
Beijing Kingsoft Office Software, Inc. , Class A .. 3,012 122,252
DBAPP Security Ltd. , Class A
(a)
........... 10,094 65,784
Fujian Foxit Software Development JSC Ltd. ,
Class A ......................... 3,092 28,562
Hundsun Technologies, Inc. , Class A ........ 4,600 16,480
NavInfo Co. Ltd. , Class A
(a)
.............. 69,900 80,111
Sinosoft Co. Ltd. , Class A ............... 8,000 21,022
Thunder Software Technology Co. Ltd. , Class A 1,800 13,841
348,052
Technology Hardware, Storage & Peripherals — 2.2%
Anker Innovations Technology Co. Ltd. , Class A 4,400 53,950
Huaqin Technology Co. Ltd. , Class A ........ 12,400 112,823
IEIT Systems Co. Ltd. , Class A ............ 24,700 173,709
340,482
Trading Companies & Distributors — 0.5%
Sumec Corp. Ltd. , Class A ............... 59,500 77,450
Water Utilities — 0.1%
Luenmei Quantum Co. Ltd. , Class A ........ 13,860 11,192
Wireless Telecommunication Services — 1.0%
China United Network Communications Ltd. ,
Class A ......................... 210,179 153,865
Total Long-Term Investments — 98 .1%
(Cost: $ 14,121,884 ) ............................... 15,014,541

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock China A Opportunities Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 2.0%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.21%
(b) (c)
................... 302,394 $ 302,394
Total Short-Term Securities — 2 .0%
(Cost: $ 302,394 ) ................................. 302,394
Total Investments — 100 .1%
(Cost: $ 14,424,278 ) ............................... 15,316,935
Liabilities in Excess of Other Assets — (0.1) % ............. (22,781)
Net Assets — 100.0% ...............................
$ 15,294,154
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 227,421 $ 74,973
(a)
$ — $ — $ — $ 302,394 302,394 $ 3,570 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock China A Opportunities Fund
Schedule of Investments

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
FTSE China A50 Index ...................................................... 23 06/27/25 $ 299 $ 5,897
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 5,897 $ — $ — $ — $ 5,897
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended April 30, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (7,905) $ — $ — $ — $ (7,905)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 10,642 $ — $ — $ — $ 10,642
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 288,340
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ — $ 15,014,541 $ — $ 15,014,541
Short-Term Securities
Money Market Funds ...................................... 302,394 — — 302,394
$ 302,394 $ 15,014,541 $ — $ 15,316,935

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock China A Opportunities Fund

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ — $ 5,897 $ — $ 5,897
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities
(unaudited)

April 30, 2025

Statement of Assets and Liabilities
See notes to financial statements.
BlackRock
China A
Opportunities
Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 15,014,541
Investments, at value — affiliated
(b)
.......................................................................................... 302,394
Cash pledged: –
Futures contracts .................................................................................................... 29,000
Foreign currency, at value
(c)
............................................................................................... 566,159
Receivables: –
Capital shares sold ................................................................................................... 84
Dividends — affiliated ................................................................................................. 870
From the Manager ................................................................................................... 15,885
Prepaid e xpenses ..................................................................................................... 24,849
Total a ssets .........................................................................................................
15,953,782
LIABILITIES
Payables: –
Investments purchased ................................................................................................ 533,410
Administration fees ................................................................................................... 135
Interest expense .................................................................................................... 5
Trustees' and Officer's fees ............................................................................................. 650
Other affiliate fees ................................................................................................... 66
Professional fees .................................................................................................... 53,776
Variation margin on futures contracts ....................................................................................... 1,307
Other accrued expenses ............................................................................................... 70,279
Total li abilities ........................................................................................................
659,628
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 15,294,154
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 15,902,682
Accumulated loss ..................................................................................................... (608,528)
NET ASSETS ........................................................................................................
$ 15,294,154
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 14,121,884
(b)
  Investments, at cost — affiliated ................................................................................... $ 302,394
(c)
  Foreign currency, at cost ....................................................................................... $ 566,159

Statement of Assets and Liabilities
(unaudited) (continued)
April 30, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock China
A Opportunities
Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................................................
$ 8,588,706
Shares outstanding ...................................................................................................
676,508
Net asset value .....................................................................................................
$ 12.70
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Class K
Net assets .........................................................................................................
$ 6,705,448
Shares outstanding ...................................................................................................
528,185
Net asset value .....................................................................................................
$ 12.70
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001

Statement of Operations
(unaudited)

Six Months Ended April 30, 2025

Statement of Operations
See notes to financial statements.
BlackRock
China A
Opportunities
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 91,869
Dividends — affiliated ................................................................................................. 3,570
Interest — unaffiliated ................................................................................................. 368
Foreign taxes withheld ................................................................................................ (9,187)
Total investment income .................................................................................................
86,620
EXPENSES
Professional ....................................................................................................... 75,878
Investment advisory .................................................................................................. 59,550
Custodian ......................................................................................................... 24,821
Registration ....................................................................................................... 20,507
Accounting services .................................................................................................. 17,676
Printing and postage ................................................................................................. 16,652
Trustees and Officer .................................................................................................. 4,056
Administration ..................................................................................................... 3,375
Transfer agent — class specific .......................................................................................... 1,628
Administration — class specific .......................................................................................... 1,588
Miscellaneous ...................................................................................................... 5,015
Total expenses excluding interest expense .....................................................................................
230,746
Interest expense .................................................................................................... 161
Total expenses .......................................................................................................
230,907
Less: –
Administration fees waived ............................................................................................. (3,375)
Administration fees waived by the Manager — class specific ....................................................................... (800)
Fees waived and/or reimbursed by the Manager ............................................................................... (149,525)
Transfer agent fees waived and/or reimbursed by the Manager — class specific .......................................................... (361)
Total expenses after fees waived and/or reimbursed ..............................................................................
76,846
Net investment income ..................................................................................................
9,774
REALIZED AND UNREALIZED GAIN (LOSS) $ (539,304)
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 555,212
Foreign currency transactions ......................................................................................... 124
Futures contracts .................................................................................................. (7,905)
A
547,431
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (1,097,360)
Foreign currency translations .......................................................................................... (17)
Futures contracts .................................................................................................. 10,642
A
(1,086,735)
Net realized and unrealized loss ............................................................................................
(539,304)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ (529,530)

Statements of Changes in Net Assets

2025
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock China A Opportunities Fund
Six Months Ended
04/30/25 (unaudited)
Year Ended
10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 9,774  $ 294,425
Net realized gain (loss) .............................................................................. 547,431  (661,864)
Net change in unrealized appreciation (depreciation) .......................................................... (1,086,735) 2,628,633
Net increase (decrease) in net assets resulting from operations ..................................................... (529,530) 2,261,194
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ..................................................................................... (175,286) (148,832)
Class K ....................................................................................... (173,204) (129,971)
Decrease in net assets resulting from distributions to shareholders ................................................... (348,490) (278,803)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... (974,847) 1,057,304
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (1,852,867) 3,039,695
Beginning of period .................................................................................. 17,147,021  14,107,326
End of period ......................................................................................
$ 15,294,154  $ 17,147,021
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock China A Opportunities Fund
Institutional
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of period ..........
$ 13.42  $ 11.76  $ 11.90  $ 18.67  $ 16.78  $ 13.44
Net investment income
(a)
..................
0 .01  0 .24  0 .17  0 .11  0 .15  0 .11
Net realized and unrealized gain (loss) .........
( 0 .46 ) 1 .65  ( 0 .19 ) ( 6 .66 ) 2 .41  4 .87
Net increase (decrease) from investment operations . (0.45) 1.89  (0.02) (6.55) 2.56  4.98
Distributions
(b)
– – – – – –
From net investment income ............... ( 0 .27 ) ( 0 .23 ) ( 0 .12 ) ( 0 .22 ) ( 0 .04 ) ( 0 .42 )
From net realized gain .................... —  —  —  —  ( 0 .63 ) ( 1 .22 )
Total distributions ......................... (0.27) (0.23) (0.12) (0.22) (0.67) (1.64)
Net asset value, end of period ............... $ 12.70  $ 13.42  $ 11.76  $ 11.90  $ 18.67  $ 16.78
Total Return
(c)
Based on net asset value ................... (3.40)%
(d)
16.43% (0.30)% (35.52)% 15.58% 41.53%
(e)
Ratios to Average Net Assets
(f)
Total expen ses ..........................
2.92%
(g)
3.05% 2.54% 1.94% 1.69% 2.53%
Total expenses after fees waived and/or reimbursed .
0.99%
(g)
1.00% 0.99% 0.99% 0.98% 0.97%
Total expenses after fees waived and/or reimbursed
and excluding interest expense . .............
0.99%
(g)
0.99% 0.99% 0.99% 0.98% 0.97%
Net investment income ....................
0.10%
(g)
2.01% 1.27% 0.68% 0.80% 0.78%
Supplemental Data
Net assets, end of period (000) ............... $ 8,589  $ 8,777  $ 7,760  $ 12,309  $ 37,918  $ 12,925
Portfolio turnover rate ...................... 98% 149% 139% 168% 164% 214%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which impacted the Fund's total return. Excluding the payment from an affiliate, the Fund's total return is 40.35%.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock China A Opportunities Fund
Class K
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of period ..........
$ 13.43  $ 11.77  $ 11.91  $ 18.68  $ 16.78  $ 13.45
Net investment income
(a)
..................
0 .01  0 .25  0 .18  0 .15  0 .11  0 .10
Net realized and unrealized gain (loss) .........
( 0 .46 ) 1 .65  ( 0 .19 ) ( 6 .69 ) 2 .46  4 .87
Net increase (decrease) from investment operations . (0.45) 1.90  (0.01) (6.54) 2.57  4.97
Distributions
(b)
– – – – – –
From net investment income ............... ( 0 .28 ) ( 0 .24 ) ( 0 .13 ) ( 0 .23 ) ( 0 .04 ) ( 0 .42 )
From net realized gain .................... —  —  —  —  ( 0 .63 ) ( 1 .22 )
Total distributions ......................... (0.28) (0.24) (0.13) (0.23) (0.67) (1.64)
Net asset value, end of period ............... $ 12.70  $ 13.43  $ 11.77  $ 11.91  $ 18.68  $ 16.78
Total Return
(c)
Based on net asset value ................... (3.44)%
(d)
16.51% (0.25)% (35.47)% 15.67% 41.45%
(e)
Ratios to Average Net Assets
(f)
Total expen ses ..........................
2.90%
(g)
3.02% 2.53% 1.94% 1.66% 2.54%
Total expenses after fees waived and/or reimbursed .
0.94%
(g)
0.95% 0.94% 0.94% 0.94% 0.94%
Total expenses after fees waived and/or reimbursed
and excluding interest expense . .............
0.94%
(g)
0.94% 0.94% 0.94% 0.94% 0.94%
Net investment income ....................
0.15%
(g)
2.10% 1.36% 0.97% 0.61% 0.76%
Supplemental Data
Net assets, end of period (000) ............... $ 6,705  $ 8,370  $ 6,347  $ 6,326  $ 9,942  $ 8,727
Portfolio turnover rate ...................... 98% 149% 139% 168% 164% 214%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which impacted the Fund's total return. Excluding the payment from an affiliate, the Fund's total return is 40.19%.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)

Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds
SM
 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business  trust. BlackRock China A Opportunities Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions.
Institutional and Class K Shares are sold only to certain eligible investors.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2025 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Share Class Initial Sales Charge CDSC Conversion Privilege
Institutional Shares ........................................... No No None
Class K Shares ............................................. No No None

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or results of operations.
The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM") and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
4. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended April 30, 2025, the Fund paid the following to the Manager in return for these services, which are included in administration — class specific in the
Statement of Operations:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months  ended  April 30, 2025 , the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended April 30, 2025, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.75%
$1 billion - $3 billion ..................................................................................................... 0.71
Greater than $3 billion ................................................................................................... 0.68
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Institutional Class K Total
Administration fees - class specific .................................................................... $ 843 $ 745 $ 1,588
Institutional Class K Total
Reimbursed Amount .............................................................................. $ 94 $ 44 $ 138

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

For the six months ended April 30, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers, Reimbursements and Recoupments: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30,
2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940
Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver.  This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended April 30, 2025, the amount waived was $62.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended April 30, 2025, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended April 30, 2025, the Manager waived and/or reimbursed investment advisory fees of $149,463 which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
The Fund also had a waiver of administration fees, which is included in Administration fees waived in the Statement of Operations. For the six months ended April 30, 2025, the amount was $3,375.
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statement of Operations. For the six months ended April 30, 2025, class specific expense waivers and/or reimbursements are as follows:
With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) the Fund , of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the  contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective December 27, 2025, the repayment arrangement between the Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated.
As of April 30, 2025, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement were as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund participated in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
Institutional Class K Total
Transfer agent fees - class specific .................................................................... $ 1,267 $ 361 $ 1,628
Institutional Class K
Expense Limitations .................................................................................. 0 .99% 0 .94%
Share Class
Administration Fees
Waived by the Manager
— Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
— Class Specific
Institutional .................................................................................... $ 55 $ —
Class K ...................................................................................... 745 361
$ 800 $ 361
Expiring October 31,
Fund Level/Share Class 2025 2026 2027
Fund Level ..................................................................... $ 314,742 $ 293,422 $ 152,838
Institutional ..................................................................... 5,015 685 55
Class K ....................................................................... 1,715 1,735 1,106

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Fund’s Chief Compliance Officer, which is included in Trustees  and Officer in the Statement of Operations.
6. PURCHASES AND SALES
For the six months ended April 30, 2025, purchases and sales of investments, excluding short-term securities, were $15,602,897 and $17,159,814, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund's NAV.
As of October 31, 2024, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $1,975,018.
As of April 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended April 30, 2025, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund invests in A-shares (i.e., equity securities of companies based in the People’s Republic of China (“China” or “PRC”) that trade on the Shanghai
Stock Exchange and Shenzhen Stock Exchange) primarily through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program
(together, “Stock Connect”). Investing in A-shares through Stock Connect is subject to trading, clearance and settlement procedures, which could pose risks to the Fund.
Trading through Stock Connect is subject to a daily quota, which limits the maximum net purchases under Stock Connect each day. The daily quota may restrict the Fund’s ability to invest in A-shares on a timely basis and could affect the Fund’s ability to effectively pursue its investment strategy. Additionally, the Fund may be subject to the risk of price fluctuations on days when the Chinese markets are open, but Stock Connect is not trading. The A-shares market has a higher propensity for trading suspensions than many other global equity markets.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock China A Opportunities Fund ................................... $ 14,503,175 $ 1,321,044 $ (501,387) $ 819,657

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund's portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Fund's investments.
The Fund invests a significant portion of its assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
As of April 30, 2025, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
04/30/25
Year Ended
10/31/24
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock China A Opportunities Fund
Institutional
Shares sold .............................................
50,894 $ 631,274 62,678 $ 794,289
Shares issued in reinvestment of distributions ........................
2,913 38,476 2,923 33,346
Shares redeemed .........................................
(31,142) (408,902) (71,540) (837,769)
22,665 $ 260,848 (5,939) $ (10,134)
Class K
Shares sold .............................................
77,331 $ 1,022,738 116,376 $ 1,468,867
Shares issued in reinvestment of distributions ........................
2,541 33,572 836 9,532
Shares redeemed .........................................
(175,107) (2,292,005) (33,074) (410,961)
(95,235) $ (1,235,695) 84,138 $ 1,067,438
(72,570) $ (974,847) 78,199 $ 1,057,304
Institutional ....................................................................................................... 500,000
Class K ......................................................................................................... 500,000

Additional Information
2025
BlackRock Semi-Annual Financial Statements and Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Fund.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  537-4942 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)

Additional Information
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in these Financial Statements
2025
BlackRock Semi-Annual Financial Statements and Additional Information

Portfolio Abbreviation
JSC Joint Stock Company

Want to know more?
blackrock.com | 800-537-4942
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers  – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report.
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached.
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds SM

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock FundsSM

Date: June 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock FundsSM

Date: June 24, 2025

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock FundsSM

Date: June 24, 2025